Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (1)	Value of Initial Fixed $100 Investment Based On:		Net Income ($000s)	Diluted Earnings Per Share
					TSR	Peer Group TSR
2023	$3,445,438	$2,116,497	$1,355,463	$898,728	$100	$103	$194,059	$5.07
2022	$4,160,216	$4,835,417	$1,766,407	$1,995,112	$108	$111	$203,043	$5.31
2021	$2,450,066	$3,099,999	$1,045,830	$1,276,627	$102	$130	$133,055	$3.86
2020	$1,556,996	$1,165,813	$776,407	$621,177	$74	$93	$74,384	$2.76

Named Executive Officers, Footnote	Our CEO, Mr. Lally, was the Company’s principal executive officer (“PEO”) for each year. NEOs for 2023 include Messrs. Turner, Goodman, Bauche and Ponder. NEOs for 2020-2022 include Messrs. Turner, Goodman and Bauche and Ms. Iannacone.
Peer Group Issuers, Footnote	The peer group is the S&P Regional Banks Select Industry Index.
PEO Total Compensation Amount	$ 3,445,438	$ 4,160,216	$ 2,450,066	$ 1,556,996
PEO Actually Paid Compensation Amount	$ 2,116,497	4,835,417	3,099,999	1,165,813
Adjustment To PEO Compensation, Footnote	Compensation actually paid is detailed in the table below:

Compensation Actually Paid to PEO
	2023	2022	2021	2020
Total compensation in the Summary Compensation Table	$3,445,438	$4,160,216	$2,450,066	$1,556,996
Deduction for stock award values included in the Summary Compensation Table	(1,272,594)	(2,080,526)	(777,478)	(405,101)
Deduction for stock option values included in the Summary Compensation Table	(382,804)	(299,997)	(221,873)	—
Addition for the fair value as of the end of the year of awards granted during the year that are outstanding and unvested at the end of the year	1,133,826	2,825,436	1,370,239	311,273
Change in fair value as of the end of the year, from the end of the prior year, of any awards granted in any prior year that are outstanding and unvested as of the end of the year	(505,980)	168,262	269,631	(149,253)
Change in fair value as of the vesting date, from the end of the prior year, of awards granted in a prior year that vested in the current year	(301,389)	62,026	87,429	(148,102)
Subtraction for the prior year fair value of awards granted in a prior year that failed to meet the applicable vesting conditions during the year	—	—	(78,015)	—
Compensation Actually Paid	$2,116,497	$4,835,417	$3,099,999	$1,165,813

Non-PEO NEO Average Total Compensation Amount	$ 1,355,463	1,766,407	1,045,830	776,407
Non-PEO NEO Average Compensation Actually Paid Amount	$ 898,728	1,995,112	1,276,627	621,177
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid is detailed in the table below, continued:

Average Compensation Actually Paid to Non-PEO NEOs
	2023	2022	2021	2020
Total compensation in the Summary Compensation Table	$1,355,463	$1,766,407	$1,045,830	$776,407
Deduction for stock award values included in the Summary Compensation Table	(406,492)	(904,799)	(270,804)	(141,725)
Deduction for stock option values included in the Summary Compensation Table	(122,279)	(98,125)	(77,282)	—
Addition for the fair value as of the end of the year of awards granted during the year that are outstanding and unvested at the end of the year	362,170	1,151,323	477,273	108,899
Change in fair value as of the end of the year, from the end of the prior year, of any awards granted in any prior year that are outstanding and unvested as of the end of the year	(185,159)	58,608	94,328	(55,701)
Change in fair value as of the vesting date, from the end of the prior year, of awards granted in a prior year that vested in the current year	(104,975)	21,698	34,388	(66,703)
Subtraction for the prior year fair value of awards granted in a prior year that failed to meet the applicable vesting conditions during the year	—	—	(27,106)	—
Compensation Actually Paid	$898,728	$1,995,112	$1,276,627	$621,177

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus EPS
Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus Cumulative TSR
Tabular List, Table

Important Financial Performance Measures
Earnings per share
Loan growth
Return on average tangible common equity
Nonperforming assets to total assets

Total Shareholder Return Amount	$ 100	108	102	74
Peer Group Total Shareholder Return Amount	103	111	130	93
Net Income (Loss)	$ 194,059,000	$ 203,043,000	$ 133,055,000	$ 74,384,000
Company Selected Measure Amount | $ / shares	5.07	5.31	3.86	2.76
PEO Name	Mr. Lally
Additional 402(v) Disclosure
Our pay for performance philosophy results in a significant portion of total compensation for the NEOs being comprised of performance-based awards with both short and long-term targets. The financial performance metrics used in the performance awards are selected by the Compensation Committee to align compensation with shareholder interests and long-term value creation, while ensuring a competitive wage as compared to our peers. This has resulted in a significant level of compensation at-risk for the NEOs. In 2023, our CEOs and other NEOs total compensation included 75% and 65%, respectively, that was at risk.
Compensation actually paid to our NEOs includes the end-of-year fair value of awards granted during the year, changes in the fair value of awards granted in prior fiscal years, and other changes related to forfeited awards, as applicable.

Select items that impacted compensation actually paid and our financial measures in the table and graph above include:
•In 2020, the Company increased its allowance for credit losses due to the heightened risk to the economy and its customers because of the COVID-19 pandemic. The Company also completed an acquisition at the end of 2020, which increased the provision for credit losses and merger expense. These activities resulted in a decline in net income and EPS when compared to 2019. STIP payouts were above target, but below exceptional, and the three-year cumulative LTIP performance payouts were at 119% of target out of a maximum award of 200%. Equity markets were volatile in 2020 due to the pandemic and both the Company’s stock and the peer index had a negative return. The negative total shareholder return in 2020 reduced a portion of the LTIP award that uses this metric in the performance criteria to 29% of the targeted amount.
•In 2021, the Company completed another acquisition that resulted in additional provision for credit losses and merger expenses for the year. The Company also closed certain branch locations and recognized a related impairment charge. In support of its customers, the Company was an active participant in the Paycheck Protection Program that generated additional interest and fee income on loans. The total shareholder return for the both the Company and the peer index rebounded in 2021 with double digit returns. STIP payouts in 2021 were above target but below exceptional levels and the three-year cumulative LTIP performance payouts were at 59% of target out of a maximum award of 200%. No LTIP shares were awarded based on the three-year cumulative total shareholder return in 2021.
•In 2022, rising interest rates benefited the Company’s asset-sensitive balance sheet, resulting in an increase to net income and EPS. The Company’s total shareholder return increased in 2022, while the peer index declined. STIP payouts in 2022 were at the exceptional level and LTIP performance awards were at 132% of the aggregate target level. As noted in the compensation discussion and analysis, the NEOs also received a one-time Special Award in 2022 to increase retention.
•In 2023, net interest income continued to expand due to organic growth and an increase in market interest rates. In the industry, three large regional banks failed at the beginning of the year. The rise in short-term rates and robust deposit competition after the bank failures increased deposit costs. The provision for credit losses increased from a historically low level in 2022 and noninterest expense expanded due to higher deposit servicing costs and employee compensation and benefits. The total shareholder return for both the Company and the peer index were negative in 2023 as a result of the market disruption following the bank failures. STIP payments in 2023 were below the exceptional level due to the decline in EPS in 2023 from 2022. The LTIP performance awards were at 169% of the aggregate target level and were reflective of the three-year cumulative EPS and TSR targets.

Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name	Loan growth
Measure:: 3
Pay vs Performance Disclosure
Name	Return on average tangible common equity
Measure:: 4
Pay vs Performance Disclosure
Name	Nonperforming assets to total assets
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,272,594)	$ (2,080,526)	$ (777,478)	$ (405,101)
PEO | Stock Option Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(382,804)	(299,997)	(221,873)	0
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,133,826	2,825,436	1,370,239	311,273
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(505,980)	168,262	269,631	(149,253)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(301,389)	62,026	87,429	(148,102)
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(78,015)	0
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(406,492)	(904,799)	(270,804)	(141,725)
Non-PEO NEO | Stock Option Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(122,279)	(98,125)	(77,282)	0
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	362,170	1,151,323	477,273	108,899
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(185,159)	58,608	94,328	(55,701)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(104,975)	21,698	34,388	(66,703)
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (27,106)	$ 0